Stock-Based Compensation - Schedule of weighted average assumptions used to value stock-based compensation awards (Details) - MIUs	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Holding period	2 years	2 years	2 years
Volatility	45.00%	45.00%	45.00%
Discount for lack of marketability	28.00%	28.00%	28.00%
Risk-free rate	1.60%	1.60%	1.60%